UNITED STATES
                     Securities and Exchange Commission
                          Washington, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.     3
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.     3


Alamo Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1777 N.E. Loop 410, Suite 1512
San Antonio, TX  78217
(Address of Principal Executive Offices)

210-829-1800
(Registrant's Telephone Number)

Jack E. Guenther, Jr.   1777 N.E. Loop 410, Suite 1512, San Antonio, TX 78217
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.


	Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities      Amount Being  Proposed Max  Proposed Max  Amount of
Being Registered         Registered    Offering	     Offering      Registration
				       Aggregate     Price         Fee
				       Price

Alamo Growth Fund, Inc.  Indefinite    $10.00*       	**           	**
Common Stock $.01
par value


  * Estimated. This is the actual net asset value per share as of the starting date.

 ** Registrant elects to register an indefinite amount of its securities under Rule 24f-2.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effect-ive on such date as the Commission acting to Section 8(A) may determine.
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Pre-effective Amendment No. 2 to Registrant's Registration Statement on Form
N-1A hereby is incorporated in its entirety into this Pre-effective Amendment No. 3 by this reference, except for Exhibit 1 to such Pre-effective Amendment No. 2, which is replaced in its entirety by Exhibit 1 to this Pre-effective Amendment No. 3. The File Numbers of Regsistrant's Pre-effective Amendment
No. 2 are 333-26195 and 811-09162.

Consent of McCurdy & Associates CPA's, Inc. is attached hereto as Exhibit 1, in response to Item 24(b)(11) of Part C of Form N-1A.
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

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Alamo Growth Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas, on the 23d day of July 1997.

                                   ALAMO GROWTH FUND, INC.


                                   By: /s/ Jack E. Guenther Jr.
                                       Jack E. Guenther Jr.
                                       President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


   	Signatures		         Title			                                Date

   Jack E. Guenther Jr.  President, Treasurer and Director	      July 23, 1997

   Michael J. Avellar    Vice President, Secretary and Director  July 23, 1997

   Abigail G. Kampmann   Director		                              July 23, 1997




                                        /s/ Jack E. Guenther Jr.
                                        JACK E. GUENTHER JR.



                                        /s/ Michael J. Avellar
                                        MICHAEL J. AVELLAR



                                        /s/ Abigail G. Kampmann
                                        ABIGAIL G. KAMPMANN